SUBSEQUENT EVENTS (Details)						3 Months Ended
	Jul. 20, 2023 USD ($) item $ / shares shares	May 15, 2023 USD ($)	Jan. 19, 2023 USD ($) item $ / shares shares	Apr. 19, 2022 USD ($) item $ / shares shares	Oct. 21, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 10, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 29, 2022 USD ($)	Apr. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUBSEQUENT EVENTS
Maximum number of times for extend the date by which the company must consummate an initial business combination | item			6	6
Combination period, after extensions			21 months	21 months	21 months
Proceeds from the Trust Account to Pay Holders			$ 206,500,000	$ 206,500,000		$ 206,500,000
Deposit into Company's Trust Account for each one-month extension			$ 165,000
Deposit into Trust Account for Each One-Month Extension, Per Share Amount of Each Public Share Outstanding | $ / shares			$ 0.055
Redemption Price Per Public Share | $ / shares			$ 10.35	$ 10.35		$ 10.35
Number of public shares, shareholders exercised their right to redeem | shares			19,949,665	19,949,665		19,949,665
Number of public shares outstanding | shares			3,050,335	3,050,335		3,050,335
Amount remain in the trust account			$ 31,500,000	$ 31,500,000		$ 33,058,050				$ 33,949,490			$ 237,987,893			$ 234,604,006
Extension Note
SUBSEQUENT EVENTS
Outstanding amount of borrowings						495,000
Ananda Trust | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note												$ 500,000
Sponsor | Extension Note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note			$ 990,000			$ 990,000				$ 990,000
Subsequent Event
SUBSEQUENT EVENTS
Note drawn and outstanding		$ 200,000
Amount deposited to Trust Account				$ 31,500,000
Maximum number of times for extend the date by which the company must consummate an initial business combination | item	3			6
Combination period, after extensions	24 months			21 months
Additional extension period each time for the company to consummate an initial business combination	1 month		1 month	1 month
Proceeds from the Trust Account to Pay Holders	$ 3,800,000			$ 206,500,000
Deposit into Company's Trust Account for each one-month extension	$ 90,000			$ 165,000
Deposit into Trust Account for Each One-Month Extension, Per Share Amount of Each Public Share Outstanding | $ / shares	$ 0.03
Redemption Price Per Public Share | $ / shares	$ 11.13			$ 10.35
Number of public shares, shareholders exercised their right to redeem | shares	339,914			19,949,665
Number of public shares outstanding | shares	2,710,421			3,050,335
Amount remain in the trust account	$ 30,170,000						$ 30,600,000
Common stock outstanding									$ 162,624
Subsequent Event | Extension Note
SUBSEQUENT EVENTS
Outstanding amount of borrowings														$ 330,000
Subsequent Event | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note	$ 180,000
Outstanding amount of borrowings							$ 125,000
Subsequent Event | Ananda Trust | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note											$ 500,000				$ 500,000
Subsequent Event | Sponsor | Extension Note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note				$ 990,000
Subsequent Event | Sponsor | Unsecured promissory note
SUBSEQUENT EVENTS
Principal amount of debt								$ 500,000